Stock Based Awards - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense	$ 3.1	$ 1.4	$ 1.3
Unrecognized stock based compensation expense	$ 4.9
RSU [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested but not settled	14,520
Granted	203,000	0	0
2021 Equity Incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Diluted shares conversion percentage	5.00%
2021 Equity Incentive plan | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance	26,333,222
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Diluted shares conversion percentage	1.00%
Number of Shares Available for Grant	50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued	0
Employee Stock Purchase Plan | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Available for Grant	2,633,322